Corporate transactions - Discontinued operations (Details) - USD ($) $ in Millions				12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discontinued operations
Financial assets available-for-sale		$ 266	$ 909	$ 266	$ 909
Income statement
Total revenue, net of reinsurance				(8,219)	26,500	$ 36,247
Total charges net of reinsurance				9,672	(23,834)	(33,585)
Profit (loss) before tax	[1]			1,482	3,018	3,179
Loss for the year	[2]				(5,027)	(283)
Attributable to:
Equity holders of the Company					(4,234)	(340)
Non-controlling interests					(793)	57
Loss for the year	[2]				(5,027)	(283)
Total comprehensive income
Loss for the year	[2]				(5,027)	(283)
Other comprehensive loss:
Valuation movements on available-for-sale debt securities, net of related tax and change in DAC				(125)	273
Valuation movements on available-for-sale debt securities recycled to profit or loss in the year				(62)	(23)
Total comprehensive (loss) income for the year					(7,068)	9
Attributable to:
Equity holders of the Company					(6,283)	(40)
Non-controlling interests					(785)	49
Total comprehensive (loss) income for the year					(7,068)	9
Cash flows
Net cash flows from discontinued operations					(1,621)	(339)
Cash and cash equivalents at beginning of year				7,170	8,018	6,965
Cash and cash equivalents at end of year		$ 5,514	$ 7,170	5,514	7,170	8,018
Jackson
Discontinued operations
Economic interest		9.20%	18.40%
Voting interest		9.20%	18.50%
Financial assets available-for-sale		$ 266	$ 683	$ 266	683
Discontinued US operations
Income statement
Total revenue, net of reinsurance					45,972	19,763
Total charges net of reinsurance					(43,655)	(20,523)
Profit (loss) before tax					2,317	(760)
Tax (charge) credit					(363)	477
Profit (loss) after tax					1,954	(283)
Remeasurement to fair value					(8,259)
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled from other comprehensive income note (ii)					1,278
Loss for the year					(5,027)	(283)
Attributable to:
Equity holders of the Company					(4,234)	(340)
Non-controlling interests					(793)	57
Loss for the year					(5,027)	(283)
Total comprehensive income
Loss for the year					(5,027)	(283)
Other comprehensive loss:
Valuation movements on available-for-sale debt securities, net of related tax and change in DAC					(763)	292
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled through profit or loss at the point of demerger					(1,278)
Other comprehensive (loss) income for the year					(2,041)	292
Total comprehensive (loss) income for the year					(7,068)	9
Attributable to:
Equity holders of the Company					(6,283)	(40)
Non-controlling interests					(785)	49
Total comprehensive (loss) income for the year					(7,068)	9
Cash flows
Net cash flows from operating activities					(423)	(807)
Net cash flows from investing activities						(2)
Net cash flows from financing activities					2,329	470
Cash divested upon demerger					(3,527)
Net cash flows from discontinued operations					(1,621)	(339)
Cash and cash equivalents at beginning of year					1,621	1,960
Cash and cash equivalents at end of year						$ 1,621
Issuance of debt					2,350
Pre-demerger dividend					$ 0

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Discontinued operations for 2021 and 2020 related to the US operations (Jackson) that were demerged from the Group in September 2021.